Active Assets Institutional Government Securities Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2002

Dear Shareholder:

As of December 31, 2002, Active Assets Institutional Government Securities Trust had net assets of more than $16 million, and the average maturity of the Fund's portfolio was 11 days. The Fund commenced operations on November 4, 2002. For the seven-day period ended December 31, 2002, the Fund provided an effective annualized yield of 1.30 percent and a current yield of 1.29 percent, while its 30-day moving average yield for December was 1.28 percent. Past performance is no guarantee of future results.

Market Overview

The Federal Open Market Committee, having lowered its target rate for federal funds to 1.75 percent on December 11, 2001, maintained that level for almost eleven months until November 6, 2002 when it reduced its target to 1.25 percent, a 41-year low. The Federal Reserve has taken this accommodative posture as it tries to moderate the slow pace of economic activity until greater confidence is achieved. Against this backdrop, money market fund yield levels have fallen to record lows.

Portfolio Composition and Structure

On December 31, 2002, approximately 82 percent of the Fund's portfolio was invested in federal agency obligations and 18 percent in an overnight repurchase agreement. At the end of the fiscal period, 100 percent of the portfolio's holdings were due to mature in less than one month. Consequently, we believe the portfolio is well positioned for stability of value with a very high degree of liquidity.

As always, we try to operate the Fund in a conservative manner without the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We believe that the Fund continues to serve as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money-market conditions.

Looking Ahead

We expect the pace of economic activity during 2003 to begin to reflect some improvement as the economy responds to stimulative monetary and fiscal conditions. Barring the outbreak of war or further significant terrorist activity in the world, we believe that consumer and business confidence should continue to improve, producing meaningful economic expansion. Such an economic environment normally leads to moderately higher levels of short-term interest rates, which could become more evident during the second half of 2003.

Active Assets Institutional Government Securities Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2002 continued

We appreciate your ongoing support of Active Assets Institutional Government Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Active Assets Institutional Government Securities Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED)

                                                                          ANNUALIZED
PRINCIPAL                           DESCRIPTION                              YIELD
AMOUNT IN                               AND                               ON DATE OF
THOUSANDS                          MATURITY DATES                          PURCHASE        VALUE
---------------------------------------------------------------------------------------------------
            U.S. Government Agencies (81.9%)
 $ 2,000    Federal Farm Credit Banks
              01/10/03 - 01/15/03.......................................  1.23 - 1.27%  $ 1,999,268
  10,600    Federal Home Loan Banks
              01/03/03 - 01/24/03.......................................  1.25 - 1.29    10,595,838
   1,000    Student Loan Marketing Assoc.
              01/15/03..................................................     1.26           999,545
                                                                                        -----------
            Total U.S. Government Agencies (Cost $13,594,651)........................    13,594,651
                                                                                        -----------
            Repurchase Agreement (18.1%)
   3,005    Goldman, Sachs & Co.
              due 01/02/03 (dated 12/31/02; proceeds $3,005,209) (a)
              (Cost $3,005,000).........................................     1.25         3,005,000
                                                                                        -----------
            Total Investments (Cost $16,599,651) (b)....................    100.0%       16,599,651
            Other Assets in Excess of Liabilities.......................      0.0               540
                                                                          -----------   -----------
            Net Assets..................................................    100.0%      $16,600,191
                                                                          ===========   ===========

---------------------

    (a) Collateralized by $2,880,860 Federal Home Loan Mortgage Corp. 7.00% due 11/01/26 valued at $3,065,100.

    (b)  Cost is the same for federal income tax purposes.


                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $16,599,651)........................................  $16,599,651
Cash........................................................        1,498
Deferred offering costs.....................................       61,863
Receivable from affiliate...................................       16,190
                                                              -----------
    Total Assets............................................   16,679,202
                                                              -----------
Liabilities:
Dividends payable to shareholders...........................        1,166
Accrued expenses............................................       15,982
Offering costs..............................................       61,863
                                                              -----------
    Total Liabilities.......................................       79,011
                                                              -----------
    Net Assets..............................................  $16,600,191
                                                              ===========
Composition of Net Assets:
Paid-in- capital............................................  $16,600,191
                                                              ===========
Net Asset Value Per Share,
  16,600,191 shares outstanding (unlimited authorized shares
  of $.01 par value)........................................        $1.00
                                                              ===========

                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the period November 4, 2002* through December 31, 2002
  (unaudited)

Net Investment Income:

Interest Income.............................................  $ 12,075
                                                              --------
Expenses
Offering costs..............................................    11,927
Professional fees...........................................     9,717
Shareholder reports and notices.............................     2,549
Registration fees...........................................     1,520
Custodian fees..............................................     1,511
Investment management fee...................................     1,417
Transfer agent fees and expenses............................       186
Other.......................................................       500
                                                              --------
    Total Expenses..........................................    29,327
Less: amounts waived/reimbursed.............................   (29,327)
                                                              --------
    Net Expenses............................................         0
                                                              --------
Net Investment Income.......................................  $ 12,075
                                                              ========

---------------------

*    Commencement of operations

                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE PERIOD
                                                              NOVEMBER 4, 2002*
                                                                 THROUGH
                                                              DECEMBER 31, 2002
                                                                 -----------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................     $    12,075
Dividends to shareholders from net investment income........         (12,075)
Net increase from transactions in shares of beneficial
  interest..................................................      16,500,191
                                                                 -----------
    Net Increase............................................      16,500,191
Net Assets:
Beginning of period.........................................         100,000
                                                                 -----------
End of Period...............................................     $16,600,191
                                                                 ===========

---------------------

*    Commencement of operations.

                       See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Institutional Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $73,790, which will be reimbursed by the Fund for the full amount thereof, exclusive of amounts waived. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement until the Fund attains $100 million in net assets or June 30, 2003. If the Fund attains net assets of $100 million prior to June 30, 2003, the Fund's expenses will be capped until June 30, 2003 as follows: up to 0.05% of the Fund's daily net assets while the Fund's net assets are between $100 million and $250 million; up to 0.10% of the Fund's daily net assets while the Fund's net assets are between $250 million and $500 million; up to 0.15% of the Fund's daily net assets while the Fund's net assets are between $500 million and $750 million; and up to 0.20% of the Fund's daily net assets once the Fund's net assets exceed $750 million. At December 31, 2002, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the period ended December 31, 2002 aggregated $95,387,642 and $78,797,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At December 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $200.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE PERIOD
                                                              NOVEMBER 4, 2002*
                                                                   THROUGH
                                                              DECEMBER 31, 2002
                                                              -----------------

Shares sold.................................................     18,489,283
Shares issued in reinvestment of dividends..................         10,909
                                                                 ----------
                                                                 18,500,192
Shares redeemed.............................................     (2,000,001)
                                                                 ----------
Net increase in shares outstanding..........................     16,500,191
                                                                 ==========

---------------------
* Commencement of operations.

Active Assets Institutional Government Securities Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                               FOR THE PERIOD
                                                              NOVEMBER 4, 2002*
                                                                   THROUGH
                                                              DECEMBER 31, 2002
                                                              -----------------
                                                                 (unaudited)
Selected Per Share Data:

Net asset value, beginning of period........................        $ 1.00
                                                                    ------

Net income from investment operations.......................         0.002

Less dividends from net investment income...................        (0.002)
                                                                    ------

Net asset value, end of period..............................        $ 1.00
                                                                    ======

Total Return................................................          0.22%(1)

Ratios to Average Net Assets(2)(3):
Expenses....................................................          0.00%

Net investment income.......................................          1.28%

Supplemental Data:
Net assets, end of period, in thousands.....................       $16,600

---------------------

     *   Commencement of operations.
    (1)  Not annualized.
    (2)  Annualized.
    (3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 3.10% and 1.82%, respectively.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc.
member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY

ACTIVE ASSETS(R) ACCOUNT

ACTIVE ASSETS INSTITUTIONAL
GOVERNMENT SECURITIES TRUST

Semiannual Report
December 31, 2002

9818A03-AP-1/03